Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements. Except for the events disclosed elsewhere in the consolidate financial statements and the following events with material financial impact on the Group’s consolidated financial statements, no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.

In April 2022, the Group accepted a banking facilities agreement offered by a bank. According to the banking facilities agreement, the bank offers a revolving loan of up to $3 million to the Group. The Group may draw down from the revolving loan at any time through the day immediately preceding 12 months of the agreement effective date. Interest will be payable on demand on the outstanding loans at the rate of either Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.5% per annum for loan in Hong Kong Dollars, or Secured Overnight Financing Rate (“SOFR”) compounded rate plus 1.5% per annum for loan in the United State Dollars. The loan will be secured by a charge over deposits of up to $3 million when the Group draw down.